Liquidity, Financial Condition and Management's Plans - Additional Information (Detail)									3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 29, 2016 USD ($) Closings $ / shares shares	Jan. 08, 2016 USD ($)	Oct. 15, 2015 USD ($)	Oct. 12, 2015 USD ($) Closings	Jul. 24, 2015 USD ($)	Mar. 06, 2015 USD ($)	Mar. 05, 2015 USD ($)	Nov. 18, 2014 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Liquidity And Managements Plans [Line Items]
Net loss									$ (3,513,000)		$ 1,881,000	$ (6,702,000)	$ (9,770,000)		$ (15,908,546)	$ (13,237,616)
Accumulated deficit									(92,948,000)			(92,948,000)		$ (92,948,000)	(86,246,673)	(70,338,127)
Positive (deficit) in working capital									$ 1,900,000			1,900,000		$ 1,900,000	3,200,000
Net cash used in operating activities												(8,024,000)	(4,060,000)		(10,299,330)	(4,484,362)
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses															0	10,727,475
Proceeds from exercise of stock options												70,000	294,000		293,573	0
Value of common stock shares issued															293,573	9,846,552
Proceeds from sale of Series A preferred convertible stock												5,071,000	0		4,230,150	0
Expenses related stock issuance												0	530,000		575,181	2,117,217
Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Expenses related stock issuance												71,000	0
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement				$ 10,000,000
Number of closings | Closings				2
Proceeds from sale of Series A preferred convertible stock		$ 5,000,000	$ 4,100,000
Expenses related stock issuance		$ 500,000	$ 400,000
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Shares repurchased (in shares) | shares	7,780
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Payments for repurchase of private placement	$ 7,780,000
Shares converted on as-converted basis (in shares) | shares	4,205,405
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from sale of Series A preferred convertible stock	$ 5,600,000
Series B Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Positive (deficit) in working capital															4,100,000
Proceeds from exercise of warrants to purchase of common stock							$ 3,800,000								3,720,713	0
Value of common stock shares issued															3,720,713
Series A Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of warrants to purchase of common stock						$ 200,000						0	156,000		156,000	$ 0
Value of common stock shares issued															$ 156,000
Private Placement Series B Warrants [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of warrants to purchase of common stock							$ 3,800,000					$ 0	$ 3,832,000
Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares															83,848	1,650,000
Value of common stock shares issued															$ 84	$ 1,650
Common Stock [Member] | Series B Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares															619,512
Value of common stock shares issued															$ 619
Common Stock [Member] | Series A Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares															24,000
Value of common stock shares issued															$ 24
IPO [Member] | Series B Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares								1
IPO [Member] | Series A Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares								1
IPO [Member] | Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares								1
IPO [Member] | Units [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares								1,650,000
Offering price per unit | $ / shares								$ 6.50
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses								$ 8,000,000
Private Placement [Member] | 2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Fixed conversion price per share (in dollars per share) | $ / shares	$ 1.00
Private Placement [Member] | 2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member] | Series B Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement	$ 13,780,000
Number of closings | Closings	2
Number of shares issued in transaction (in shares) | shares	13,780
Private Placement [Member] | Common Stock [Member] | 2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Shares issuable upon conversion (in shares) | shares	13,780,000
Aspire Capital Fund, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares										506,585				506,585
Maximum commitment under stock purchase agreement					$ 10,000,000
Agreement term					24 months
Value of common stock shares issued										$ 1,400,000				$ 1,400,000